Audit fees (Tables)	12 Months Ended
Dec. 31, 2023
Audit fees
Schedule of auditors' fees expensed in the income statement

	Year Ended December 31,
Fees	2023	2022	2021

	in thousands of $
Audit fees (1)	$1,979	$1,394	$1,183
Audit-related fees	330	380	267
Tax fees (2)	—	—	79
Total	$2,309	$1,774	$1,529
(1)	Auditor services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax services performed by the Deloitte network.